Segment information - Geographical areas (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of geographical location
Number of reportable segments | segment	1
Revenue	$ 54,073	$ 45,811	$ 44,351
UNITED KINGDOM
Disclosure of geographical location
Revenue	4,740	3,368	3,117
Outside the UK
Disclosure of geographical location
Revenue	49,333	42,443	41,234
Rest of Europe
Disclosure of geographical location
Revenue	11,703	9,725	8,909
FRANCE
Disclosure of geographical location
Revenue	1,283	1,152	1,107
GERMANY
Disclosure of geographical location
Revenue	2,524	2,099	1,902
ITALY
Disclosure of geographical location
Revenue	949	813	735
SPAIN
Disclosure of geographical location
Revenue	994	847	738
SWEDEN
Disclosure of geographical location
Revenue	2,290	1,704	1,721
Others, Europe
Disclosure of geographical location
Revenue	3,663	3,110	2,706
The Americas
Disclosure of geographical location
Revenue	24,989	20,771	19,619
CANADA
Disclosure of geographical location
Revenue	937	967	1,166
US
Disclosure of geographical location
Revenue	21,806	18,121	17,278
Other Americas excluding US and Canada
Disclosure of geographical location
Revenue	2,246	1,683	1,175
Asia, Africa And Australasia
Disclosure of geographical location
Revenue	12,641	11,947	12,706
AUSTRALIA
Disclosure of geographical location
Revenue	439	390	571
CHINA
Disclosure of geographical location
Revenue	6,419	5,872	5,743
JAPAN
Disclosure of geographical location
Revenue	3,452	3,640	3,986
Other Asia, Africa and Australasia excluding Australia, China and Japan
Disclosure of geographical location
Revenue	$ 2,331	$ 2,045	$ 2,406